Basis of Preparation - Additional Information (Details) - USD ($)		3 Months Ended
	Nov. 20, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Comprehensive (loss) after income tax		$ (24,055,000)	$ (6,181,000)
Net cash outflows in operating activities		28,167,000	15,558,000
Cash & cash equivalents		108,123,000	$ 34,536,000	$ 129,328,000	$ 50,426,000
Maximum additional funds drawn from existing strategic and financing partnerships		$ 170,000,000
Novartis | License and Collaboration Agreement
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Proceeds from license and collaboration agreement	$ 50,000,000
Upfront payment related to license and collaboration agreement	25,000,000
Proceeds from placement of newly fully shares upon closing of license agreement	$ 25,000,000